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QUAKER(R)INVESTMENT TRUST                   Supplement dated October 27, 2006 to
                                               Prospectus dated October 27, 2006
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QUAKER STRATEGIC GROWTH FUND
QUAKER CORE EQUITY FUND
QUAKER SMALL-CAP GROWTH FUND
QUAKER CAPITAL OPPORTUNITIES FUND
QUAKER BIOTECH PHARMA-HEALTHCARE FUND
QUAKER MID-CAP VALUE FUND
QUAKER SMALL-CAP VALUE FUND
QUAKER CORE VALUE FUND (formerly Geewax Terker Core Value Fund)
(the "Funds")

On September 6, 2006 the Funds' Board of Trustees appointed Quasar Distributors,
LLC as distributor  and principal  underwriter  for the Funds' shares,  and U.S.
Bancorp  Fund  Services,  LLC as  transfer  agent for the Funds'  shares.  These changes  become  effective on November 17, 2006.  Until  November 17, 2006,  the
following  disclosure  replaces the disclosure in the Funds' current  Prospectus dated October 27, 2006.

The following replaces the section entitled  "DISTRIBUTOR" on pages 47-48 of the
Prospectus:

     Citco Mutual Fund Distributors, Inc. ("CMFD"), 83 General Warren Boulevard,
Suite 200, Malvern,  Pennsylvania 19355, serves as the distributor and principal underwriter of the Funds' shares.  CMFD is wholly owned by CITCO Group,  Ltd., a
United Kingdom  company,  which also owns Citco Mutual Fund Services,  Inc., the transfer agent and administrator for the Funds.

     CMFD  compensates  financial  services  firms that sell shares of the Funds pursuant to dealer agreements with CMFD.  Compensation  payments come from sales charges paid by shareholders at the time of purchase (for Class A Shares),  from
CMFD's  resources  (for Class B and Class C Shares) and from 12b-1 fees paid out of Fund assets.  The Funds have adopted  Distribution  Plans (the "Plans") under
Rule 12b-1 to pay for  distribution and sale of their Class A, Class B and Class
C Shares. Under these Plans, Class A, Class B and Class C Shares pay 12b-1 fees.
Please see "Sales Charge Schedules" on pages 52 and 53 for details.

     In the case of Class A, B and C Share  accounts  that are not assigned to a financial  services firm, CMFD retains the entire fee. Should the fees collected under the Plans  exceed the expenses of CMFD in any year,  CMFD would  realize a profit.

     CMFD,  or the  Funds,  may  also  contract  with  banks,  trust  companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

     o    Processing purchase and redemption transactions.
     o    Transmitting  and receiving monies for the purchase and sale of shares in the Funds.
     o    Answering routine inquiries about the Funds.
     o    Furnishing  monthly  and  year-end  statements  and  confirmations  of purchase and sale of shares.
     o    Transmitting periodic reports, updated prospectuses,  proxy statements and other shareholder communications.

     For these  services,  each Fund  pays fees that may vary  depending  on the services provided. Fees will not exceed an annual rate of 0.25% of the net daily asset value of the shares of a Fund under the service contract.

The following replaces the section entitled "Purchasing Shares by Mail" on pages
54-55 of the Prospectus:

     To  purchase  shares  by mail,  simply  complete  the  Account  Application included with this Prospectus,  make a check payable to the Fund of your choice, and mail the Account Application and check to:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

          For overnight or special delivery:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355

     Your purchase  order,  if  accompanied  by payment,  will be processed upon receipt  by  Citco  Mutual  Fund  Services,  Inc.,  the  Fund's  transfer  agent
("Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (generally  4:00 p.m.  Eastern time),  your shares will be purchased at the Fund's offering price calculated at the close of regular  trading on that day.  Otherwise,  your shares will be  purchased at the offering  price  determined  as of the  close  of  regular  trading  on the next business day.

The following replaces the section entitled "Purchasing Shares by Wire Transfer"
on page 55 of the Prospectus:

     To make an initial purchase of shares by wire transfer,  take the following steps:

1.   Call 1-800-220-8888 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3.   Fill out,  fax  (610-296-8516),  then mail the Account  Application  to the
     Transfer Agent.
4.   Ask your bank to wire funds to the account of:

                       Wachovia Bank National Association
                                  Avondale, PA
                                 ABA# 031201467
                       For Credit to Acct # 2000014666991
                   For Further Credit to (your Name & Acct. #)

          Include your name(s),  address and taxpayer  identification  number or social  security  number on the wire.  The wire  should  state that you are opening a new Fund account.

          To make  subsequent  purchases  by wire,  ask your bank to wire  funds using the  instructions  listed above,  and be sure to include your account number on the wire transfer instructions.

          If you  purchase  Fund shares by wire,  you must  complete and file an
     Account  Application  with the  Transfer  Agent  before  any of the  shares purchased can be redeemed. Either fill out and mail the Account Application included  with this  Prospectus,  or call the Transfer  Agent and they will send you an  application.  You should  contact  your bank  (which must be a commercial  bank  that is a  member  of the  Federal  Reserve  System)  for information on sending money by wire,  including any charges that your bank may make for these services.

The following  replaces the first paragraph under the section  entitled "To Sell
Shares by Mail" on page 57 of the Prospectus:

          Redemption requests should be mailed via U.S. mail to:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

               or by overnight or special delivery to:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355

The  following  replaces  the  section  entitled  "ACCURACY"  on  page 77 of the
Prospectus:

We continually  strive to maintain  complete and accurate  information about you and your  accounts.  Should you ever believe that our records are  inaccurate or incomplete,  please call us immediately at  1-800-220-8888.  We will investigate your  concerns  and correct any  inaccuracies.  We will also  confirm to you the actions we have taken  concerning your account.  You may also write to us at the
Quaker Funds, Inc., c/o Citco Mutual Fund Distributors,  Inc., 83 General Warren
Boulevard, Suite 200, Malvern, Pennsylvania 19355.

The following  replaces the second paragraph of the section entitled "HOW TO GET
MORE INFORMATION" on the back cover of the Prospectus:

To receive  information without charge concerning the Funds or to request a copy of the SAI, annual and semi-annual reports relating to the Funds, please contact the Trust at:

                             Quaker Investment Trust
                    c/o Citco Mutual Fund Distributors, Inc.
                             83 General Warren Blvd.
                                    Suite 200
                                Malvern, PA 19355
                                 1-800-220-8888

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE